Insurance contracts and private pension (Details 1) - Insurance [member] - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liability Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ 2,248	R$ 1,384
Operating Income from Insurance Contracts and Private Pension	(5,791)	(5,124)
Financial Income from Insurance Contracts and Private Pension	137	123
Premiums Received, Claims and Other Expenses Paid	6,421	5,865
Closing Balance	3,015	2,248
Loss Component Of The Liability For Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	1,936	2,065
Operating Income from Insurance Contracts and Private Pension	(150)	(104)
Financial Income from Insurance Contracts and Private Pension	174	(25)
Premiums Received, Claims and Other Expenses Paid
Closing Balance	1,960	1,936
Liability For Incurred Claims [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	697	679
Operating Income from Insurance Contracts and Private Pension	1,418	1,560
Financial Income from Insurance Contracts and Private Pension	25	32
Premiums Received, Claims and Other Expenses Paid	(1,531)	(1,574)
Closing Balance	609	697
Total [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	4,881	4,128
Operating Income from Insurance Contracts and Private Pension	(4,523)	(3,668)
Financial Income from Insurance Contracts and Private Pension	336	130
Premiums Received, Claims and Other Expenses Paid	4,890	4,291
Closing Balance	R$ 5,584	R$ 4,881